Document And Entity Information	6 Months Ended
Sep. 30, 2024
Document Information Line Items
Entity Central Index Key	0001815021
Amendment Description	AMENDMENT NO. 3
Document Type	F-1/A
Entity Registrant Name	Boqii Holding Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building 9, No. 388, Shengrong Road
Entity Address, Address Line Two	PudongNew District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201210
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	21-68826799
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	+1
Local Phone Number	800-221-0102
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY